Document and Entity Information	6 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Vast Renewables Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001964630
Amendment Flag	false